LOANS, FINANCING, DEBENTURES AND LEASES	12 Months Ended
Dec. 31, 2019
LOANS, FINANCING, DEBENTURES AND LEASES
LOANS, FINANCING, DEBENTURES AND LEASES

20)  LOANS, FINANCING, DEBENTURES AND LEASES

a)  Accounting policy

These are financial liabilities measured initially and recognized by fair value, net of costs incurred to obtain them and subsequently measured by amortized cost (plus pro-rata charges and interest), considering the effective interest rate of each operation, or by fair value through profit or loss.

They are classified as current unless the Company has the unconditional right to settle the liability for at least 12 months after the closing date of the year.

Borrowing costs directly related to the acquisition, construction or production of an asset that necessarily requires more than 18 months to be completed for use or sale purposes are capitalized as part of the cost of the corresponding asset. The Company did not capitalize borrowing and financing costs and debentures due to the absence of qualifying assets.

All other costs of loans, financing, debentures and leases are recorded in expense in the period in which they are incurred. The costs of loans, financing and debentures comprise interest and other costs incurred.

b)  Breakdown

	Information on December 31, 2019				12.31.19			12.31.18
	Currency	Annual interest rate	Maturity	Guarantees	Current	Non-current	Total	Current	Non-current	Total

Local currency					4,126,490	9,698,183	13,824,673	1,367,551	4,675,271	6,042,822

Financial institutions (b.1)					23,865	24,985	48,850	666,213	819,742	1,485,955
BNDES FINEM	URTJLP	TJLP+ 0 to 4.08%			—	—	—	214,012	—	214,012
BNDES FINEM	URTJLP	TJLP+ 0 to 3.38%			—	—	—	184,200	122,011	306,211
BNDES FINEM	R$	5.00%			—	—	—	13,403	—	13,403
BNDES FINEM	URTJLP	TJLP+ 0 to 3.12%			—	—	—	103,486	316,269	419,755
BNDES FINEM	R$	4.00% to 6.00%			—	—	—	37,837	94,516	132,353
BNDES FINEM	R$	Selic Acum. D-2 + 2.32%			—	—	—	80,014	245,887	325,901
PSI	R$	2.5% to 5.5%	Jan-23	(1)	8,847	112	8,959	18,207	1,263	19,470
BNB	R$	7.06% to 10%	Aug-22	(2)	15,018	24,873	39,891	15,054	39,796	54,850

Suppliers (b.2)	R$	109.2% to 122.5% of CDI	Jan-21		996,177	97	996,274	524,244	—	524,244

Debentures (b.3)					1,077,183	2,027,167	3,104,350	123,961	3,049,949	3,173,910
4th issue – Series 3	R$	IPCA+4.00%	Oct-19	(3)	—	—	—	41,121	—	41,121
1st issue – Minas Comunica	R$	IPCA+0.50%	Jul-21	(3)	28,366	28,366	56,732	26,250	52,499	78,749
5th issue	R$	108.25% of CDI	Feb-22	(3)	44,504	1,998,801	2,043,305	51,233	1,997,694	2,048,927
6th issue	R$	100% of CDI + 0.24%	Nov-20	(3)	1,004,313	—	1,004,313	5,357	999,756	1,005,113

Leases (b.4)	R$	4.90% / IPCA			2,029,265	7,161,886	9,191,151	53,133	339,894	393,027

Contingent consideration (b.5)	R$	Selic			—	484,048	484,048	—	465,686	465,686

Foreign currency					—	—	—	96,615	—	96,615

Financial institutions (b.1)					—	—	—	96,615	—	96,615
BNDES FINEM	UMBND	ECM + 2.38%			—	—	—	96,615	—	96,615
Total					4,126,490	9,698,183	13,824,673	1,464,166	4,675,271	6,139,437

Guarantees:

(1)    Pledge of financed assets.

(2)    Bank guarantee provided by Banco Safra in an amount equivalent to 100% of the outstanding financing debt balance. Setting up a liquidity fund represented by financial investments in the amount equivalent to three installments of repayment referenced to the average post-grace period performance. Balances were R$13,212 and R$12,473 on December 31, 2019 and 2018, respectively.

(3)    Unsecured.

b.1)  Loans and financing - Financial Institutions

Some financing agreements with the financial institutions have lower interest rates than those prevailing in the market. These operations fall within the scope of IAS 20 and therefore the subsidies granted up to December 31, 2017 were adjusted to present value and deferred in accordance with the useful lives of the financed assets.

The grants on January 1, 2018 adjusted to present value, were recorded in property, plant and equipment and are being depreciated according to the useful lives of the financed underlying assets.

b.2) Financing - Suppliers

Under bilateral agreements with suppliers, the Company obtained extension of the terms for payment of trade accounts payable at a cost based on the fixed CDI rate for the corresponding periods, with the net cost equivalent to between 109.2% to 122.5% of the CDI (107.9% to 115.9% of the CDI on December 31, 2018).

b.3) Debentures

The following is a summary of the debentures in effect on December 31, 2019.

		Amounts
Issue	Issue date	Issued	Outstanding	Issue value
4th issue – Series 3 (1)	10/15/2009	810,000	—	810,000
1st issue – Minas Comunica	12/17/2007	5,550	5,550	55,500
5th issue	2/8/2017	200,000	200,000	2,000,000
6th issue	11/27/2017	100,000	100,000	1,000,000

(1)     On October 15, 2019, this issue was settled in the amount of R$42,895.

Transaction costs in connection with the 4th, 5th and 6th issues, totaling R$2,550 on December 31, 2019 (R$3,951 on December 31, 2018), were treated as a reduction of liabilities as costs to be incurred and are recognized as financial expenses, according to the contractual terms of each issue.

b.4) Leases

The Company has agreements classified as lease agreements as a lessee: (i) lease of towers and rooftops arising from sale and leaseback transactions; (ii) lease of Built to Suit ("BTS") sites to install antennas and other equipment and transmission facilities; (iii) lease of information technology equipment and; (iv) lease of infrastructure and transmission facilities associated with the power transmission network. The net carrying amount of the assets has remained unchanged until sale thereof, and a liability is recognized corresponding to the present value of mandatory minimum installments as per the agreement.

The amounts recorded in property, plant and equipment are depreciated over the estimated useful lives of the assets or the lease term, whichever is shorter.

Balances of lease payments payable, including the effects of the adoption of IFRS 16 (Note 2.f):

	12.31.19	12.31.18
Nominal value payable	10,932,789	766,215
Unrealized financial expenses	(1,741,638)	(373,188)
Present value payable	9,191,151	393,027

Current	2,029,265	53,133
Non-current	7,161,886	339,894

The following is a schedule of the amounts payable on leases on December 31, 2019, settled in nominal amounts and at present value:

Year	Nominal value	Present value
	payable	payable
2020	2,098,941	2,029,265
2021	1,896,313	1,751,557
2022	1,670,508	1,470,364
2023	1,484,652	1,241,102
2024	1,086,093	856,502
2025 onwards	2,696,282	1,842,361
Total	10,932,789	9,191,151

The weighted annual interest rate on lease contracts on December 31, 2019 is 4.90%, with an average maturity of 6.18 years.

The present value of lease agreements is measured by discounting future fixed payment flows, which do not include the projected inflation, at market interest rates, estimated with the Company's intrinsic risk spread.

The use of nominal or real rates, in estimating future flows, as long as they are applied consistently to the discount rate, would have immaterial effects on the updated balance of the lease liabilities as of December 31, 2019, as well as their respective effects on the income for the year ending on this date.

The discount curves used are constructed based on observable data. Real and nominal market interest rates are extracted from B3 and the Company's risk spread is estimated from debt securities issued by companies with comparable risk. Accordingly, the final discount curve reliably reflects the Company's incremental loan interest rate.

There were no unsecured residual values resulting in benefits to the lessor or contingent payments recognized as revenue on December 31, 2019 and 2018.

b.5) Contingent consideration

As part of the Purchase and Sale Agreement and Other Covenants executed by and between the Company and Vivendi to acquire all shares in GVTPart., a contingent consideration relating to the judicial deposit made by GVT for the monthly installments of deferred income tax and social contribution on goodwill amortization was agreed, arising from the corporate restructuring process completed by GVT in 2013. If these funds are realized (being reimbursed, refunded, or via netting), they will be returned to Vivendi, as long as they are obtained in a final unappealable decision. Reimbursement will be made within 15 years and this amount is subject to monthly restatement at the SELIC rate.

c)  Repayment schedule

On December 31, 2019, the breakdown of non-current loans, financing, debentures, leases and contingent consideration by year of maturity was as follows:

	Loans and
	financing -
	financial	Financing -			Contingent
Year	institutions	suppliers	Debentures	Leases	consideration	Total
2021	14,984	97	1,027,167	1,751,557	—	2,793,805
2022	9,996	—	1,000,000	1,470,364	—	2,480,360
2023	5	—	—	1,241,102	—	1,241,107
2024	—	—	—	856,502	—	856,502
2025 onwards	—	—	—	1,842,361	484,048	2,326,409
Total	24,985	97	2,027,167	7,161,886	484,048	9,698,183

d)  Covenants

Loans and financing with financial institutions and debentures carry specific covenants involving a penalty in the event of breach of contract. A breach of contract as provided for in the agreements with the institutions listed above in item b), is characterized as non-compliance with covenants (analyzed on a quarterly, half-yearly or yearly basis), being a breach of a contractual clause, resulting in the early maturity of the contract.

On December 31, 2019 and December 31, 2018, the Company was in compliance with all economic and financial indices.

e)  Changes

Changes in loans and financing, debentures, leases agreements and contingent considerations are as follows:

	Loans and			Financing -	Contingent
	financing	Debentures	Leases	suppliers	consideration	Total
Balance on 12.31.17	2,502,346	4,520,739	385,460	607,152	446,144	8,461,841
Additions	—	—	18,672	506,397	—	525,069
Government grants (Note 21)	(40)	—	—	—	—	(40)
Financial charges (Note 27)	169,771	242,415	45,501	33,169	19,542	510,398
Issue costs	—	1,471	—	—	—	1,471
Foreign exchange variation (Note 27)	28,848	—	—	—	—	28,848
Payments	(1,118,355)	(1,590,715)	(56,606)	(622,474)	—	(3,388,150)
Balance on 12.31.18	1,582,570	3,173,910	393,027	524,244	465,686	6,139,437
Initial adoption IFRS 16 (Note 2.f)	—	—	8,618,072	—	—	8,618,072
Additions	—	—	1,803,941	967,313	—	2,771,254
Government grants (Note 21)	15,787	—	—	—	—	15,787
Financial charges (Note 27)	111,013	197,386	457,985	45,940	18,362	830,686
Issue costs	—	1,400	—	—	—	1,400
Foreign exchange variation (Note 27)	(1,104)	—	—	—	—	(1,104)
Write-offs (cancellation of contracts)	—	—	(107,213)	—	—	(107,213)
Payments	(1,659,416)	(268,346)	(1,974,661)	(541,223)	—	(4,443,646)
Balance on 12.31.19	48,850	3,104,350	9,191,151	996,274	484,048	13,824,673

f)  Additions and payments

Summary of additions and payments:

	2019				2018
		Write-offs (payments)				Write-offs (payments)
	Additions	Principal	Financial charges	Total	Additions	Principal	Financial charges	Total
Loans and financing	—	(1,564,258)	(95,158)	(1,659,416)	—	(961,687)	(156,668)	(1,118,355)
BNDES	—	(1,549,335)	(91,939)	(1,641,274)	—	(946,763)	(152,447)	(1,099,210)
BNB	—	(14,923)	(3,219)	(18,142)	—	(14,924)	(4,221)	(19,145)
Debêntures	—	(66,830)	(201,516)	(268,346)	—	(1,324,723)	(265,992)	(1,590,715)
4th issue – Series 3	—	—	—	—	—	—	(1,583)	(1,583)
1st issue – Minas Comunica	—	(25,583)	(1,761)	(27,344)	—	(24,723)	(1,082)	(25,805)
4th issue	—	(41,247)	(1,650)	(42,897)	—	(1,300,000)	(47,257)	(1,347,257)
5th issue	—	—	(135,242)	(135,242)	—	—	(149,795)	(149,795)
6th issue	—	—	(62,863)	(62,863)	—	—	(66,275)	(66,275)
Suppliers	967,313	(506,407)	(34,816)	(541,223)	506,397	(571,434)	(51,040)	(622,474)
Leases (1)	10,422,013	(1,559,165)	(415,496)	(1,974,661)	18,672	(35,375)	(21,231)	(56,606)
Total	11,389,326	(3,696,660)	(746,986)	(4,443,646)	525,069	(2,893,219)	(494,931)	(3,388,150)

(1) Additions include the amount of the initial adoption of IFRS 16 (Note 2.f).